Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
IFRS Statement Line items
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36622
Entity Registrant Name	ProQR Therapeutics N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Zernikedreef 9
Entity Address, City or Town	Leiden
Entity Address, Postal Zip Code	2333 CK
Entity Address, Country	NL
Title of 12(b) Security	Ordinary Shares, nominal value € 0.04 per share
Trading Symbol	PRQR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	80,817,079
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001612940
Amendment Flag	false
Auditor Firm ID	1012
Auditor Name	KPMG Accountants N.V.
Auditor Location	Amstelveen, the Netherlands
Business Contact [Member]
IFRS Statement Line items
Entity Address, Address Line One	Zernikedreef 9
Entity Address, City or Town	Leiden
Entity Address, Postal Zip Code	2333 CK
City Area Code	+31
Local Phone Number	88 166 7000
Contact Personnel Name	Jurriaan Dekkers
Entity Address, Country	NL
Contact Personnel Email Address	jdekkers@proqr.com